CONCENTRATIONS OF CREDIT RISK (Details) $ in Millions	Dec. 31, 2020 USD ($)
Residential Real Estate [Member]
Concentration of Risk [Abstract]
Concentration of risk loans receivable	$ 930.9
Construction and Development Loans [Member]
Concentration of Risk [Abstract]
Concentration of risk loans receivable	232.7
Lessors of Nonresidential Real Estate [Member]
Concentration of Risk [Abstract]
Concentration of risk loans receivable	301.8
Lessors of Residential Real Estate [Member]
Concentration of Risk [Abstract]
Concentration of risk loans receivable	119.6
Construction [Member]
Concentration of Risk [Abstract]
Concentration of risk loans receivable	130.4
Manufacturing [Member]
Concentration of Risk [Abstract]
Concentration of risk loans receivable	99.4
Accommodation and Food Services [Member]
Concentration of Risk [Abstract]
Concentration of risk loans receivable	99.1
Health Care and Social Assistance [Member]
Concentration of Risk [Abstract]
Concentration of risk loans receivable	$ 87.2